Long-term financial assets	12 Months Ended
Sep. 30, 2024
Subclassifications of assets, liabilities and equities [abstract]
Long-term financial assets	Long-term financial assets

	As at September 30, 2024	As at September 30, 2023
	$	$
Deferred compensation plan assets (Notes 17 and 32)	112,270	88,076
Long-term investments (Note 32)	24,209	17,113
Long-term receivables	10,114	20,774
Long-term derivative financial instruments (Note 32)	2,644	22,005
	149,237	147,968